Other income and expenses	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Other income and expenses

6.	Other income and expenses

	Jan-Jun/2023	Jan-Jun/2022	Apr-Jun/2023	Apr-Jun/2022
Unscheduled stoppages and pre-operating expenses	(1,099)	(889)	(600)	(513)
Pension and medical benefits – retirees	(577)	(491)	(296)	(253)
Losses with legal, administrative and arbitration proceedings	(531)	(557)	(277)	(298)
Performance award program	(271)	(247)	(131)	(129)
Profit sharing	(67)	(65)	(32)	(34)
Losses on decommissioning of returned/abandoned areas	(13)	(27)	(12)	(3)
Results from co-participation agreements in bid areas	28	2,872	-	2,872
Gains (losses) with commodities derivatives	69	(222)	(10)	(169)
Amounts recovered from Lava Jato investigation (1)	93	12	4	-
Government grants	176	199	72	125
Early termination and changes to cash flow estimates of leases	258	401	91	176
Reimbursements from E&P partnership operations	280	154	119	127
Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control	1,187	846	691	370
Others (2)	(479)	(119)	(97)	(82)
Total	(946)	1,867	(478)	2,189

(1)	Through December 31, 2022, the amount recovered of US$ 1,618 was recognized through collaboration and leniency agreements entered into with individuals and legal entities.
(2)	It includes, in the six-month period ended June 30, 2023, expenses with compensation for the termination of a vessel charter agreement in the amount of US$ 317.